Debt Securities - Summary of Unsubordinated Debt Securities Outstanding Issued Under the Global Programs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2025 USD ($)	Dec. 06, 2024 ARS ($)	Dec. 06, 2024 USD ($)	Jun. 21, 2018
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Book value	$ 1,622,340,367	$ 1,327,992,931
Grupo Financiero Galicia SA
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Book value	$ 1,622,340,367	1,208,573,282
Banco de Galicia y Bs.As. S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 250,000
Term	120 months
XXI | Banco de Galicia y Bs.As. S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 79,786,900
Term	12 months
Rate	2.75%		2.75%
Book value	$ 80,147,000
XXV | Banco de Galicia y Bs.As. S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 53,701,755
Term	12 months
Rate	3.50%		3.50%
Book value	$ 52,124,711
LXIV Serie III | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 85,072,998
Term	366 days
Rate	4.50%		4.50%
Book value	$ 84,698,545
LXV Serie I | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 59,967,719
Term	273 days
Rate	9.00%		9.00%
Book value	$ 42,975,004
LXVI Serie I | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 81,764,469
Term	369 days
Rate	4.50%		4.50%
Book value	$ 52,230,444
XVI | Banco de Galicia y Bs.As. S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 325,000	$ 325,000
Term	48 months	48 months
Rate	7.75%	7.75%	7.75%
Book value	$ 478,085,962	$ 442,888,634
XXVIII | Banco de Galicia y Bs.As. S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 31,296
Term	367 days
Rate	5.90%		5.90%
Book value	$ 45,806,911
XXIX | Banco de Galicia y Bs.As. S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 110,915
Term	382 days
Rate	6.25%		6.25%
Book value	$ 165,007,864
XXX | Banco de Galicia y Bs.As. S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 144,324
Term	381 days
Rate	6.00%		6.00%
Book value	$ 199,452,758
XXXI | Banco de Galicia y Bs.As. S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 71,864
Term	373 days
Rate	5.50%		5.50%
Book value	$ 103,383,135
LXIV Serie I | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 32,684
Term	731 days
Rate	7.90%		7.90%
Book value	$ 48,358,880
LXV Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 95,711
Term	273 days
Rate	7.40%		7.40%
Book value	$ 139,988,090
LXVI Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 90,095
Term	278 days
Rate	6.50%		6.50%
Book value	$ 130,081,063
Global Program for Issuance of Unsubordinated Negotiable Obligations Class Six | Banco de Galicia y Bs.As. S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Term	6 months
Debt instrument, term						7 years
Grace period						36 months
Green Bond
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Book value		9,187,790
Negotiable Obligation | Grupo Financiero Galicia SA
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Book value				$ 81,158	$ 110,231,859
XIV | Banco de Galicia y Bs.As. S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 44,640,963
Term		6 months
Rate		4.50%
Book value		$ 59,658,928
XV | Banco de Galicia y Bs.As. S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 42,106,850
Term		6 months
Rate		3.95%
Book value		$ 61,081,470
XVIII | Banco de Galicia y Bs.As. S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 23,496,247
Term		152 days
Rate		3.00%
Book value		$ 30,367,003
XX | Banco de Galicia y Bs.As. S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 35,088,750
Term		12 months
Rate		2.70%
Book value		$ 42,137,391
LXI | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 35,000,000
Term		366 days
Rate		3.50%
Book value		$ 47,699,211
LXII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 30,000,000
Term		273 days
Rate		5.50%
Book value		$ 39,537,686
XVII | Banco de Galicia y Bs.As. S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 83,478
Term		177 days
Rate		2.00%
Book value		$ 112,109,913
XIX | Banco de Galicia y Bs.As. S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 97,749
Term		6 months
Rate		4.25%
Book value		$ 131,666,835
LXIII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 179,163
Term		367 days
Rate		6.25%
Book value		$ 241,426,211